CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net income	$ 752.4	$ 588.2
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	17.2	17.7
Amortization of premium and accretion of discount on marketable securities, net	(8.9)	(4.0)
Amortization of intangible assets	57.9	40.4
Stock-based compensation	149.2	119.9
Deferred taxes	(11.1)	(1.3)
Decrease in trade receivables, net	293.4	270.5
Decrease (increase) in prepaid expenses and other assets	6.4	(12.3)
Increase (decrease) in trade payables	(10.1)	8.6
Decrease in employees and payroll accruals	(48.4)	(31.8)
Decrease in income tax accrual and accrued expenses and other liabilities	(167.6)	(15.0)
Decrease in deferred revenues	(116.4)	(175.3)
Other	0.9	0.2
Net cash provided by operating activities	914.9	805.8
Cash flows from investing activities:
Proceeds from short-term bank deposits	259.8	170.0
Proceeds from maturity of marketable securities	785.2	861.7
Proceeds from sale of marketable securities	6.9	18.0
Investment in marketable securities	(631.3)	(701.4)
Investment in short-term bank deposits	(302.7)	(202.0)
Cash paid in conjunction with acquisitions, net of acquired cash	(83.7)	(185.8)
Lease prepayment	(159.9)	0.0
Purchase of property and equipment	(19.4)	(17.7)
Net cash used in investing activities	(145.1)	(57.2)
Cash flows from financing activities:
Proceeds from issuance of treasury shares upon exercise of options	338.5	249.6
Purchase of treasury shares at cost	(975.0)	(975.0)
Payments related to shares withheld for taxes	(19.6)	(17.1)
Net cash used in financing activities	(656.1)	(742.5)
Increase in cash and cash equivalents	113.7	6.1
Cash and cash equivalents at the beginning of the period	506.2	537.7
Cash and cash equivalents at the end of the period	619.9	543.8
Supplemental disclosure of cash flow information:
Cash paid during the year for taxes on income	140.4	93.3
Non-cash activity
Fair value of awards attributable to pre-acquisition services	1.9	3.1
Operating lease liabilities arising from obtaining right of use assets	$ 5.8	$ 11.5